Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Enterprise [Member]	Dec. 31, 2010 Enterprise [Member]
General administrative expenses reimbursed		$ 507	$ 444
Revenue	$ 190	$ 1,040	$ 697